Other Operating Income and Expenses - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of other provisions [line items]
Gains on litigation settlements			¥ 8,487
Other expenses, write-off of option fees paid		¥ 16,470
Other	¥ 84,666	60,178	46,261
Legal proceedings provision
Disclosure of other provisions [line items]
Other	45,212	¥ 16,455	¥ 20,319
Legal proceedings provision | AbbVie Supply Agreement Litigation
Disclosure of other provisions [line items]
Other	¥ 26,405